Employee Benefits	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Sarcos Corp and Subsidiaries
Defined Benefit Plan Disclosure [Line Items]
Employee Benefits

13. Employee Benefits

The Company has a defined contribution 401(k) plan covering substantially all employees. The plan allows employees to defer up to 100% of their employment income (subject to annual contribution limits imposed by the I.R.S.) after all taxes and applicable benefit deductions. The Company does not provide matching contributions for the employee contributions to the plans; therefore, no amounts have been accrued as of June 30, 2021 and December 31, 2020.

13. Employee Benefits

The Company has a defined contribution 401(k) plan covering substantially all employees. The plan allows employees to defer up to 100% of their employment income (subject to annual contribution limits imposed by the I.R.S.) after all taxes and applicable benefit deductions. The Company does not provide matching contributions for the employee contributions to the plans; therefore, no amounts have been accrued as of December 31, 2020 and 2019.